Employee Benefits - Additional Information (Detail) (EUR €)	12 Months Ended
	Dec. 31, 2013 Y Person Companies Plans OptionPlan	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2014 Scenario, Forecast [Member]	Dec. 31, 2013 Management [Member]	Dec. 31, 2012 Management [Member]	Dec. 31, 2011 Management [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 Cymer Acquisition [Member]	Dec. 31, 2013 Employee Purchase Plan [Member]	Dec. 31, 2013 Individual Variable Pay And Sales Reward [Member]	Dec. 31, 2012 Individual Variable Pay And Sales Reward [Member]	Dec. 31, 2011 Individual Variable Pay And Sales Reward [Member]	Dec. 31, 2013 Sales Reward [Member]	Dec. 31, 2013 Seniority Level One [Member]	Dec. 31, 2013 Seniority Level Two [Member]	Dec. 31, 2013 Seniority Level Three [Member] Cymer Acquisition [Member]	Dec. 31, 2013 Seniority Level Four [Member] Cymer Acquisition [Member]	Dec. 31, 2013 Employee Stock Option Plan [Member]	Dec. 31, 2013 Profit Sharing [Member]	Dec. 31, 2012 Profit Sharing [Member]	Dec. 31, 2011 Profit Sharing [Member]	Dec. 31, 2013 Employee Plan [Member]	Dec. 31, 2012 Employee Plan [Member]	Dec. 31, 2011 Employee Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
STI (Cash)					€ 2,100,000	€ 1,800,000	€ 1,700,000
Senior management (excluding Board of Management) bonus, lower range																0.00%	0.00%	0.00%	0.00%
Senior management (excluding Board of Management) bonus, higher range																40.00%	70.00%	150.00%	200.00%
Other labor related expenses	835,563,000	711,039,000	648,869,000									25,800,000	24,400,000	23,200,000	2,300,000						55,900,000	64,500,000	64,000,000
Profit sharing bonus, higher range																								20.00%
Profit sharing bonus, lower range																								0.00%
Profit sharing percentage																								14.00%	18.00%	20.00%
Recognized expense associated with share-based payments	52,371,000	18,714,000	12,430,000							25,200,000
Tax benefit recognized related to recognized share-based compensation costs	10,700,000	900,000	500,000
Total compensation costs related to non-vested awards to be recognized in future periods	78,900,000	30,400,000	23,300,000
Weighted average period for non-vested awards to be recognized in future in years	1 year 7 months	2 years	1 year 11 months
Vesting period of granted shares options																				3 years
Expiration period of unexercised stock options																				10 years
Number of stock option plans	5
Service condition, period								3 years	4 years
Number of share plans	8
Maximum percentage of gross base salary for which an employee can participate in stock option and share plan											10.00%
Minimum period for retaining the shares or stock options to qualify for cash bonus (months)											12 months
Percentage of bonus on net invested amount after minimum period for retaining the shares or stock options											20.00%
The number of years after deferral that participants elect to receive funds in future periods after earlier of the employment termination or their withdrawal election	3
Company's liability under deferred compensation plans	€ 23,500,000	€ 11,800,000
Number of Dutch payroll employees in multi-employer union plan	5,525
Number of companies which are covered by Multi Employer Plan	1,296
Number of Contributing Members in Multi-Employer Plan	146,000
Contribution to the multi-employer union plan		Less than 5.0 percent of the total contribution to the plan
Multi employer plan, asset to obligation coverage ratio minimum	104.30%
Multi employer plan coverage ratio	103.40%	93.90%
Pension premium percentage	24.00%			24.10%